RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2013
Recent Accounting Pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. This ASU provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The amendments are effective for fiscal years beginning after December 15, 2013 and are not expected to have a material impact on the Company’s financial statements.